February 24, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	ProShares Trust
(File Nos. 333-89822 and 811-21114)

Ladies and Gentlemen:

Transmitted herewith for filing on behalf of ProShares Trust pursuant to Rule 497 under the Securities Act of 1933, as amended, are exhibits in interactive data format on XBRL, which contain the risk return summary information of the Supplement dated February 7, 2017 for ProShares Global Listed Private Equity ETF, as filed under Rule 497 on February 7, 2017 (SEC Accession No. 0001193125-17-033443).

Should you have any comments or questions, please do not hesitate to contact me at (240) 497-6581.

Very truly yours,

/s/ Cheryl Ardin
Associate Counsel